Schedule of Investments (unaudited)	iShares® Evolved U.S. Financials ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 39.3%
Ameris Bancorp.	64	$2,669
Associated Banc-Corp.	521	10,394
Atlantic Union Bankshares Corp.	210	7,094
BancFirst Corp.	70	5,722
Bank of America Corp.	10,235	365,185
Bank of Hawaii Corp.	142	10,556
Bank of New York Mellon Corp. (The)	1,789	75,245
Bank OZK	340	13,063
BankUnited Inc.	187	7,020
Banner Corp.	52	2,792
BOK Financial Corp.	79	6,551
Cathay General Bancorp.	270	10,824
Citigroup Inc.	3,929	189,417
Citizens Financial Group Inc.	1,335	52,599
City Holding Co.	40	3,095
Columbia Banking System Inc.	153	4,296
Comerica Inc.	396	32,432
Commerce Bancshares Inc.	318	21,742
Community Bank System Inc.	114	7,342
ConnectOne Bancorp. Inc.	114	3,176
Cullen/Frost Bankers Inc.	178	23,548
CVB Financial Corp.	243	5,594
Eagle Bancorp. Inc.	67	3,373
East West Bancorp. Inc.	396	28,235
Eastern Bankshares Inc.	423	8,105
Enterprise Financial Services Corp.	88	3,887
Fifth Third Bancorp.	1,921	72,095
First BanCorp./Puerto Rico	372	5,063
First Bancorp./Southern Pines NC	71	2,660
First Busey Corp.	168	3,775
First Citizens BancShares Inc./NC, Class A	31	19,821
First Commonwealth Financial Corp.	268	3,613
First Financial Bancorp.	210	4,294
First Financial Bankshares Inc.	426	17,031
First Hawaiian Inc.	391	9,232
First Horizon Corp.	1,609	36,009
First Interstate BancSystem Inc., Class A	231	7,512
Flagstar Bancorp. Inc.	62	2,189
FNB Corp.	1,043	12,015
Fulton Financial Corp.	574	8,708
Glacier Bancorp. Inc.	258	11,806
Goldman Sachs Group Inc. (The)	784	239,504
Hancock Whitney Corp.	253	11,833
Hanmi Financial Corp.	78	1,806
Heartland Financial USA Inc.	107	4,683
Heritage Financial Corp./WA	75	1,817
Hilltop Holdings Inc.	240	6,118
Home BancShares Inc./AR	478	10,334
Hope Bancorp Inc.	282	4,033
Huntington Bancshares Inc./OH	3,984	52,390
Independent Bank Corp.	89	6,867
Independent Bank Group Inc.	54	3,661
International Bancshares Corp.	202	8,038
JPMorgan Chase & Co.	3,027	361,303
KeyCorp.	2,758	53,257
Lakeland Bancorp. Inc.	198	2,976
Lakeland Financial Corp.	67	4,879
Live Oak Bancshares Inc.	83	3,513

Security	Shares	Value

Banks (continued)
M&T Bank Corp.	339	$56,491
Meta Financial Group Inc.	57	2,488
Morgan Stanley	3,064	246,928
National Bank Holdings Corp., Class A	71	2,592
NBT Bancorp. Inc.	113	3,978
Northern Trust Corp.	526	54,204
OFG Bancorp.	94	2,499
Old National Bancorp./IN	589	8,929
PacWest Bancorp.	343	11,281
Park National Corp.	33	3,889
Pinnacle Financial Partners Inc.	221	17,139
Popular Inc.	234	18,250
Prosperity Bancshares Inc.	259	16,933
Regions Financial Corp.	2,663	55,177
Renasant Corp.	114	3,396
S&T Bancorp. Inc.	84	2,374
Sandy Spring Bancorp. Inc.	118	4,634
Seacoast Banking Corp. of Florida	99	3,217
ServisFirst Bancshares Inc.	142	11,405
Silvergate Capital Corp., Class A(a)	104	12,164
Simmons First National Corp., Class A	177	4,225
South State Corp.	199	15,411
Southside Bancshares Inc.	85	3,331
State Street Corp.	895	59,938
SVB Financial Group(a)	159	77,535
Synovus Financial Corp.	445	18,485
Texas Capital Bancshares Inc.(a)	82	4,212
Tompkins Financial Corp.	58	4,234
Triumph Bancorp. Inc.(a)(b)	35	2,430
Truist Financial Corp.	3,562	172,223
Trustmark Corp.	72	2,007
U.S. Bancorp.	3,607	175,156
UMB Financial Corp.	142	12,806
Umpqua Holdings Corp.	598	9,891
United Bankshares Inc./WV	363	12,073
United Community Banks Inc./GA	128	3,858
Valley National Bancorp.	892	10,686
Veritex Holdings Inc.	64	2,102
Walker & Dunlop Inc.	54	6,467
Webster Financial Corp.	592	29,594
Wells Fargo & Co.	8,574	374,084
WesBanco Inc.	155	4,997
Westamerica Bancorp.	61	3,594
Western Alliance Bancorp.	203	15,450
Wintrust Financial Corp.	174	15,194
Zions Bancorp. NA	490	27,690
		3,502,432
Commercial Services — 4.2%
Automatic Data Processing Inc.	268	58,472
Equifax Inc.	118	24,016
Euronet Worldwide Inc.(a)	37	4,501
EVERTEC Inc.	100	3,940
FleetCor Technologies Inc.(a)	58	14,472
FTI Consulting Inc.(a)	31	4,889
Global Payments Inc.	235	32,190
Grand Canyon Education Inc.(a)	35	3,359
Green Dot Corp., Class A(a)	57	1,509
HealthEquity Inc.(a)	55	3,428
Insperity Inc.	43	4,560
MarketAxess Holdings Inc.	43	11,335

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Financials ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services (continued)
Moody’s Corp.	196	$62,030
Morningstar Inc.	25	6,331
S&P Global Inc.	210	79,065
Service Corp. International	167	10,957
Verisk Analytics Inc.	191	38,974
WEX Inc.(a)	37	6,151
		370,179
Computers — 0.0%
Genpact Ltd.	100	4,027

Diversified Financial Services — 17.2%
Affiliated Managers Group Inc.	91	11,427
Ally Financial Inc.	686	27,413
American Express Co.	1,139	198,995
Ameriprise Financial Inc.	281	74,603
Apollo Global Management Inc.	998	49,660
Ares Management Corp., Class A	207	13,707
Artisan Partners Asset Management Inc., Class A	106	3,407
BGC Partners Inc., Class A	325	1,180
Bread Financial Holdings Inc.	30	1,644
Capital One Financial Corp.	1,006	125,368
Cboe Global Markets Inc.	151	17,060
Charles Schwab Corp. (The)	3,572	236,931
CME Group Inc.	336	73,698
Cohen & Steers Inc.	54	4,195
Credit Acceptance Corp.(a)	24	12,300
Discover Financial Services	559	62,865
Evercore Inc., Class A	58	6,133
Federated Hermes Inc.	198	5,639
Franklin Resources Inc.	558	13,721
Hamilton Lane Inc., Class A	36	2,469
Houlihan Lokey Inc.	60	4,997
Interactive Brokers Group Inc., Class A	107	6,373
Intercontinental Exchange Inc.	658	76,203
Invesco Ltd.	504	9,263
Janus Henderson Group PLC	418	12,741
Jefferies Financial Group Inc.	367	11,289
KKR & Co. Inc.	1,058	53,926
LendingClub Corp.(a)	248	3,782
LendingTree Inc.(a)	7	556
LPL Financial Holdings Inc.	156	29,308
Mastercard Inc., Class A	92	33,431
Moelis & Co., Class A	61	2,700
Mr Cooper Group Inc.(a)	133	5,981
Nasdaq Inc.	157	24,707
Navient Corp.	407	6,467
OneMain Holdings Inc.	174	7,992
PennyMac Financial Services Inc.	100	4,856
Piper Sandler Cos	37	4,254
Raymond James Financial Inc.	466	45,416
SEI Investments Co.	229	12,760
SLM Corp.	931	15,576
SoFi Technologies Inc.(a)	383	2,344
Stifel Financial Corp.	276	17,071
Synchrony Financial	1,061	39,055
T Rowe Price Group Inc.	407	50,077
Tradeweb Markets Inc., Class A	82	5,838
Upstart Holdings Inc.(a)(b)	91	6,827
Virtu Financial Inc., Class A	151	4,361
Virtus Investment Partners Inc.	17	3,012

Security	Shares	Value

Diversified Financial Services (continued)
Visa Inc., Class A	378	$80,563
Western Union Co. (The)	432	7,240
		1,531,381
Electric — 0.1%
Hawaiian Electric Industries Inc.	209	8,592

Engineering & Construction — 0.0%
frontdoor Inc.(a)(b)	83	2,565

Forest Products & Paper — 0.2%
International Paper Co.	329	15,226
Sylvamo Corp.(a)	29	1,295
		16,521
Health Care - Services — 3.9%
Anthem Inc.	180	90,347
Centene Corp.(a)	163	13,130
Humana Inc.	7	3,112
Molina Healthcare Inc.(a)	42	13,165
UnitedHealth Group Inc.	445	226,305
		346,059
Home Builders — 0.2%
MDC Holdings Inc.	76	2,805
NVR Inc.(a)	4	17,505
		20,310
Household Products & Wares — 0.0%
Spectrum Brands Holdings Inc.	12	1,021

Insurance — 25.7%
Aflac Inc.	1,692	96,918
Alleghany Corp.(a)	40	33,460
Allstate Corp. (The)	714	90,350
American Financial Group Inc./OH	209	28,942
American International Group Inc.	2,236	130,828
American National Group Inc.	34	6,413
Aon PLC, Class A	259	74,589
Arch Capital Group Ltd.(a)	845	38,591
Argo Group International Holdings Ltd.	84	3,595
Arthur J Gallagher & Co.	413	69,586
Assurant Inc.	89	16,187
Assured Guaranty Ltd.	127	7,004
Axis Capital Holdings Ltd.	202	11,581
Berkshire Hathaway Inc., Class B(a)	965	311,531
Brighthouse Financial Inc.(a)	232	11,916
Brown & Brown Inc.	497	30,804
Cincinnati Financial Corp.	415	50,904
CNA Financial Corp.	100	4,744
CNO Financial Group Inc.	313	7,556
Employers Holdings Inc.	56	2,203
Enstar Group Ltd.(a)	29	6,837
Equitable Holdings Inc.	904	26,062
Erie Indemnity Co., Class A, NVS	41	6,571
Essent Group Ltd.	275	11,146
Everest Re Group Ltd.	107	29,394
Fidelity National Financial Inc.	624	24,848
First American Financial Corp.	286	16,677
Genworth Financial Inc., Class A(a)	1,014	3,762
Globe Life Inc.	280	27,462
Hanover Insurance Group Inc. (The)	121	17,765
Hartford Financial Services Group Inc. (The)	955	66,783
Horace Mann Educators Corp.	85	3,387

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Financials ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
James River Group Holdings Ltd.	48	$1,138
Kemper Corp.	181	8,355
Kinsale Capital Group Inc.	59	13,080
Lincoln National Corp.	510	30,676
Loews Corp.	319	20,046
Markel Corp.(a)	29	39,245
Marsh & McLennan Companies Inc.	947	153,130
Mercury General Corp.	90	4,539
MetLife Inc.	1,090	71,591
MGIC Investment Corp.	979	12,786
NMI Holdings Inc., Class A(a)	209	3,841
Old Republic International Corp.	569	12,524
Palomar Holdings Inc.(a)	59	3,213
Primerica Inc.	84	10,883
Principal Financial Group Inc.	755	51,446
ProAssurance Corp.	105	2,580
Progressive Corp. (The)	1,529	164,153
Prudential Financial Inc.	1,066	115,672
Radian Group Inc.	481	10,289
RenaissanceRe Holdings Ltd.	113	16,218
RLI Corp.	136	15,610
Safety Insurance Group Inc.	33	2,839
Selective Insurance Group Inc.	168	13,836
Travelers Companies Inc. (The)	655	112,044
Trupanion Inc.(a)	37	2,354
Universal Insurance Holdings Inc.	64	804
Unum Group	592	18,068
Voya Financial Inc.	319	20,142
W R Berkley Corp.	591	39,296
White Mountains Insurance Group Ltd.	10	10,480
Willis Towers Watson PLC	182	39,104
		2,288,378
Leisure Time — 0.0%
Harley-Davidson Inc.	119	4,338

Machinery — 1.3%
Caterpillar Inc.	518	109,060
Vertiv Holdings Co.	294	3,684
		112,744
Media — 0.2%
FactSet Research Systems Inc.	24	9,683
New York Times Co. (The), Class A	218	8,354
		18,037
Packaging & Containers — 0.1%
Berry Global Group Inc.(a)	99	5,579

Pharmaceuticals — 1.8%
Cigna Corp.	275	67,864
CVS Health Corp.	844	81,134
Viatris Inc.	1,467	15,154
		164,152
Private Equity — 1.2%
Blackstone Inc., NVS	920	93,444
Carlyle Group Inc. (The)	306	11,105
		104,549
Real Estate Investment Trusts — 0.5%
AGNC Investment Corp.	319	3,503
Annaly Capital Management Inc.	1,396	8,962

Security	Shares	Value

Real Estate Investment Trusts (continued)
New Residential Investment Corp.	402	$4,181
Two Harbors Investment Corp.	188	904
Weyerhaeuser Co.	738	30,420
		47,970
Retail — 0.3%
FirstCash Holdings Inc.	46	3,670
McDonald’s Corp.	101	25,165
		28,835
Savings & Loans — 0.6%
Axos Financial Inc.(a)	95	3,599
Berkshire Hills Bancorp. Inc.	75	1,856
Brookline Bancorp. Inc.	175	2,530
Capitol Federal Financial Inc.	292	2,812
New York Community Bancorp. Inc.	1,405	12,982
Northwest Bancshares Inc.	224	2,840
OceanFirst Financial Corp.	145	2,716
Pacific Premier Bancorp. Inc.	95	2,979
Provident Financial Services Inc.	140	3,098
Washington Federal Inc.	262	7,973
WSFS Financial Corp.	189	7,573
		50,958
Software — 2.3%
Avalara Inc.(a)	29	2,206
Black Knight Inc.(a)	72	4,737
Broadridge Financial Solutions Inc.	136	19,602
Fidelity National Information Services Inc.	744	73,768
Fiserv Inc.(a)	415	40,637
Loyalty Ventures Inc.(a)	18	230
MSCI Inc.	66	27,802
Paychex Inc.	233	29,528
SS&C Technologies Holdings Inc.	137	8,858
		207,368
Total Common Stocks — 99.1%
(Cost: $8,181,564)		8,835,995

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	12,234	12,234
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	70,000	70,000
		82,234
Total Short-Term Investments — 0.9%
(Cost: $82,233)		82,234

Total Investments in Securities — 100.0%
(Cost: $8,263,797)		8,918,229

Other Assets, Less Liabilities — 0.0%		3,483

Net Assets — 100.0%		$8,921,712

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Financials ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,412	$7,879	(a)	$—	$(58)	$1	$12,234	12,234	$20	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	10,000	(a)	—	—	—	70,000	70,000	39		—
					$(58)	$1	$82,234		$59		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,835,995	$—	$—	$8,835,995
Money Market Funds	82,234	—	—	82,234
	$8,918,229	$—	$—	$8,918,229

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4